Debt (Financing Activities) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2017	May 31, 2016	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 09, 2017
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt				$ 10,140	$ 33,969	$ 15,926
Debt Instrument Weighted Average Maturity Period				12 years
Debt Instrument Weighted Average Interest Rate				3.80%
Debt Instrument, Redemption Amount				$ 10,823
Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate				1.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate				9.10%
Global Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		$ 750
Debt Instrument, Maturity Date		Dec. 31, 2019
Debt instument - stated percentage rate		2.30%
Global Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		$ 750	$ 1,250
Debt Instrument, Maturity Date		Dec. 31, 2021	Dec. 31, 2021
Debt instument - stated percentage rate		2.80%	2.80%
Global Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount							$ 1,250
Debt Instrument, Maturity Date	Dec. 31, 2022
Debt instument - stated percentage rate							3.20%
Global Notes Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		$ 1,100	$ 1,500
Debt Instrument, Maturity Date		Dec. 31, 2023	Dec. 31, 2023
Debt instument - stated percentage rate		3.60%	3.60%
Global Notes Due 2024 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount							$ 750
Debt Instrument, Maturity Date	Dec. 31, 2024
Debt instument - stated percentage rate							3.80%
Global Notes Due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		$ 900	$ 1,750
Debt Instrument, Maturity Date		Dec. 31, 2026	Dec. 31, 2026
Debt instument - stated percentage rate		4.125%	4.125%
Global Notes Due 2027 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount							$ 2,000
Debt Instrument, Maturity Date	Dec. 31, 2027
Debt instument - stated percentage rate							4.25%
Global Notes Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount							$ 3,000
Debt Instrument, Maturity Date	Dec. 31, 2037
Debt instument - stated percentage rate							5.25%
Global Notes Due 2044 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		$ 500
Debt Instrument, Maturity Date		Dec. 31, 2044
Debt instument - stated percentage rate		4.80%
Global Notes Due 2047 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount			$ 1,500				$ 2,000
Debt Instrument, Maturity Date	Dec. 31, 2047		Dec. 31, 2047
Debt instument - stated percentage rate			5.65%				5.45%
Global Notes Due 2057 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount							$ 1,000
Debt Instrument, Maturity Date	Dec. 31, 2057
Debt instument - stated percentage rate							5.70%